Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE VALUE FUND, INC.
Entity Central Index Key	0000927845
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005515
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Investor Class
Trading Symbol	TRVLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Investor Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Investor Class)	12.17%	10.74%	10.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,864,810,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 41,740,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,864,810 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005516
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Advisor Class
Trading Symbol	PAVLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Advisor Class	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Advisor Class)	11.89%	10.46%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,864,810,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 41,740,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,864,810 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159681
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	I Class
Trading Symbol	TRPIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - I Class	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (I Class)	12.30%	10.88%	10.90%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,864,810,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 41,740,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,864,810 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219322
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Z Class
Trading Symbol	TRZAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Value Fund (Z Class)	12.94%	11.54%	19.68%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	17.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 30,864,810,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 41,740,000
InvestmentCompanyPortfolioTurnover	59.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$30,864,810 Number of Portfolio Holdings107
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless